Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of 100% owned subsidiaries of NACHI
These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, NACGI, North American Fleet Company Ltd., NACG International Inc., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned subsidiaries of NACHI:

• North American Caisson Ltd.	• North American Site Development Ltd.
• North American Engineering Inc.	• North American Tailings and Environmental Ltd.
• North American Enterprises Ltd.	• DF Investments Limited
• North American Foundation Engineering Inc.	• Drillco Foundation Co. Ltd.
• North American Maintenance Ltd.	• Cyntech Canada Inc.
• North American Mining Inc.	• Cyntech Services Inc.
• North American Pile Driving Inc.	• Cyntech U.S. Inc.
• North American Services Inc.

Schedule of depreciation of property, plant and equipment
Depreciation for each category is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and annual rates:

Assets	Basis	Rate
Heavy equipment	Straight-line	Operating hours
Major component parts in use	Straight-line	Operating hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Declining balance	30%
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

March 31, 2013	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$259,711	$96,046	$163,665
Major component parts in use	58,763	23,512	35,251
Other equipment	25,193	9,970	15,223
Licensed motor vehicles	28,862	22,996	5,866
Office and computer equipment	13,931	11,488	2,443
Buildings	4,015	2,943	1,072
Leasehold improvements	9,512	5,682	3,830
Assets under capital lease	59,160	12,264	46,896
	$459,147	$184,901	$274,246

March 31, 2012	Cost	Accumulated Deprecation	Net Book Value
Heavy equipment	$347,699	$124,982	$222,717
Major component parts in use	74,444	28,741	45,703
Other equipment	35,736	17,017	18,719
Licensed motor vehicles	27,120	19,775	7,345
Office and computer equipment	13,438	8,977	4,461
Buildings	4,355	3,235	1,120
Land	281	—	281
Leasehold improvements	6,620	2,232	4,388
Assets under capital lease	16,579	8,538	8,041
	$526,272	$213,497	$312,775